Offerings - Offering: 1	Aug. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares	[1]
Amount Registered | shares	14,000,000	[2]
Proposed Maximum Offering Price per Unit	15.59	[1]
Maximum Aggregate Offering Price	$ 218,260,000	[1]
Fee Rate	0.01476%
Amount of Registration Fee	$ 32,215.18	[3]
Offering Note
(1)
This Registration Statement on Form
S-8
covers common shares, no par value, of Bausch + Lomb Corporation (the “Registrant”) that are (i) authorized for issuance under the Bausch + Lomb Corporation 2022 Omnibus Incentive Plan, amended and restated effective as of May 29, 2024 (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Common Shares that may become issued under the Plan by reason of any stock dividend, stock split or other similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and low prices reported for a Common Share on the New York Stock Exchange on July 26, 2024.

(3)	Rounded up to the nearest penny.

[1]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and low prices reported for a Common Share on the New York Stock Exchange on July 26, 2024.
[2]	This Registration Statement on Form S-8 covers common shares, no par value, of Bausch + Lomb Corporation (the “Registrant”) that are (i) authorized for issuance under the Bausch + Lomb Corporation 2022 Omnibus Incentive Plan, amended and restated effective as of May 29, 2024 (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Common Shares that may become issued under the Plan by reason of any stock dividend, stock split or other similar transaction.
[3]	Rounded up to the nearest penny.